Tax Assets and Liabilities - Reconciliation of Changes in Deferred Tax Liability Asset (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		$ 692
Charged to Income		(701)
Charged directly to Equity
Changes in Tax Rate
Exchange Differences		9
Closing Balance
Carried Forward Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	630	1,322
Charged to Income		(701)
Charged directly to Equity
Changes in Tax Rate
Exchange Differences		9
Closing Balance	630	630
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	(630)	(630)
Charged to Income
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance	$ (630)	$ (630)